Related party transactions - Summary of Name and Relationship with Related Parties (Detail)	12 Months Ended
Dec. 31, 2023
New Link [member]
Disclosure of name and relationship with related parites [line items]
Name of related parties	NewLink
Relationship with the group	Controlling Shareholder
Shenzhen Yuanwanghechu Technology Co Ltd [member]
Disclosure of name and relationship with related parites [line items]
Name of related parties	Shenzhen Yuanwanghechu Technology Co., Ltd
Relationship with the group	Significantly influenced by the Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co Ltd [member]
Disclosure of name and relationship with related parites [line items]
Name of related parties	Huzhou Zhidianlaile New Energy Technology Co., Ltd
Relationship with the group	Significantly influenced by the Company